CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Cash flows from operating activities
Net loss	₩ (17,029)	$ (14,563)	₩ (20,999)	₩ (19,751)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,763	4,074	5,617	7,832
Allowance for accounts receivable and other receivables	8	7	98	28
Impairment loss on intangible assets and goodwill	5,849	5,002	1	5,822
Impairment losses on property plant & equipment			4
Provision (reversal) for accrued severance benefits	20	17	(60)	67
Equity loss on investments, net				18
Gain on disposition of intangible assets				(100)
Loss (gain) on foreign currency transactions	(129)	(110)	(75)	68
Loss (gain) on disposition of property and equipment	(13)	(11)	(5)	23
Others	(624)	(534)	(3)	(1,122)
Changes in operating assets and liabilities:
Accounts receivable	24	21	265	1,660
Other assets	841	718	4,026	834
Accounts payable	102	88	(1,702)	(636)
Accrued expenses	(283)	(242)	208	(344)
Deferred revenue	482	412	(1,719)	517
Income tax payable	7	6	(34)	(102)
Deferred income taxes			8,673	2,474
Payment of severance benefits			(100)	(444)
Other liabilities	4	4	(342)	(88)
Net cash used in operating activities	(5,978)	(5,111)	(6,147)	(3,244)
Cash flows from investing activities
Decrease in short-term financial instruments	52,000	44,473	45,005	39,500
Increase in short-term financial instruments	(49,000)	(41,907)	(41,500)	(40,000)
Decrease in short-term loans receivables	7	6	36	71
Proceeds from disposal of equity method investments				579
Purchase of property and equipment	(418)	(357)	(342)	(620)
Proceeds from disposal of property and equipment	15	13	15	17
Increase in capitalized software development costs				(946)
Decrease (increase) in leasehold deposits	(9)	(8)	330	82
Disposal of other non-current assets				23
Others, net			(61)	60
Net cash provided by (used in) investing activities	2,595	2,220	3,483	(1,234)
Cash flows from financing activities
Repayment of borrowings	(117)	(101)	(144)	(619)
Net cash used in financing activities	(117)	(101)	(144)	(619)
Effect of exchange rate changes on cash and cash equivalents	27	22	(32)	(136)
Net decrease in cash and cash equivalents	(3,473)	(2,970)	(2,840)	(5,233)
Cash and cash equivalents
Beginning of the year	28,382	24,273	31,222	36,455
End of the year	₩ 24,909	$ 21,303	₩ 28,382	₩ 31,222